Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We have not granted stock options, stock appreciation rights, or similar instruments with option-like features for many years and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted stock options, stock appreciation rights, or similar instruments with option-like features for many years and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K